Calvert
Investments  that  make  a  difference

June  30,  2001
Semi-Annual  Report
Calvert  First  Government
Money  Market  Fund

Contents

President's  Letter
2

Portfolio
Manager  Remarks
3

Statement  of
Net  Assets
5

Statement  of  Operations
7

Statements  of  Changes  in  Net  Assets
8

Notes  to
Financial  Statements
10

Financial  Highlights
13

Dear  Shareholders:


On June 27, 2001, the Federal Open Market Committee cut short-term interest rates for the sixth time this year in its latest effort to jump-start an ailing U.S. economy. Over a period of roughly seven months, the Fed has reduced interest rates 2.75%, however we have seen few signs of a turnaround. The stock markets in April and May were hoping for improvements in the second half of the year. Now, there's talk of recovery late in the fourth quarter.
There are contrary forces at play in the marketplace. Despite a bounceback in old-economy company's stock prices and robust consumer spending, the downturn suffered in the telecom, media, and technology sectors continues - and sluggish, even negative growth is a real possibility. Fed Chairman Alan Greenspan and his colleagues appear optimistic, but an increasing number of U.S. businesses, forced to make spending cuts and staff reductions, do not appear to share the same confidence. Economic data also indicate that industrial output has fallen for eight successive months, and both inflation and consumer prices are on the rise.
For today's investor, changeable forecasts call for sober appraisal, not panic. And picking the right path through the ups and downs of today's bond and equity markets requires professional expertise. Always consider the benefits of portfolio diversification. As unsettling as turbulent markets can be, those who follow fundamental investing principles and diversify their portfolios across a range of asset classes should profit in the long term. We encourage you to work with your financial advisor and to make decisions based on your financial situation and personal tolerance for risk.
We appreciate your investment in Calvert funds and look forward to working with you to help you reach your financial goals.


Sincerely,



Barbara  J.  Krumsiek
President  and  CEO
July  31,  2001

Tom  Dailey  is  a  member  of  the  CAMCO  portfolio  management  team.

Calvert First Government Money Market Fund seeks to earn the highest possible yield consistent with safety, liquidity and preservation of capital.

Fund
Information

asset  allocation
taxable
money  market

NASDAQ  symbol
FVRXX

CUSIP  number
131577-10-8

Calvert  First  Government  Money  Market  Fund

How  did  the  Fund  perform  compared  to  its  benchmark?
For  the  six months ended     June 30, 2001, the Fund's Class O shares returned
2.19%  versus  2.24%  for the Lipper U.S. Government Money Market Funds Average.

What  was  the  investment  climate?
Recent economic releases indicate that the overall U.S. economy may be contracting. At the very least it has stalled. Real GDP has been rising at only about a 0.5% annual rate during the second quarter. Manufacturing data indicates that the sector is still weakening. Real consumer spending and construction have remained fairly resilient so far. However, consumption has slowed recently, and construction may be topping out. Many believe the only thing keeping the economy out of a recession is consumer spending. Consumer spending has accounted for approximately two-thirds of final sales despite a lagging stock market, negative corporate earnings announcements, and mounting layoffs. While spending has slowed recently, it should receive a boost with the forthcoming tax rebate checks. Growth, not inflation, has become the main concern. It remains to be seen if the easing in monetary and fiscal policy can counteract weakness in labor markets, a potential negative wealth effect, and increasingly negative corporate earnings and spending.

What  was  your  strategy?
The Portfolio benefited from extending the average weighted maturity during the fourth quarter of 2000. The extension enabled the Portfolio to lock in rates as all signs pointed to Fed easing. During the past six months, we continued to maintain a long average weighted maturity as the markets and economic data called for further easing. Since the beginning of the year the Fed has cut the federal funds rate to 3.75%.

What  is  your  outlook?
It is worthy to report a statement recently issued by the Federal Open Market Committee concerning the health of the U.S. economy:
"The patterns evident in recent months-declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad-continue to weigh on the economy. The associated easing of pressures on labor and product markets are expected to keep inflation contained. Although continuing favorable trends bolster long-term prospects for productivity growth and the economy, the Committee continues to believe that against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are weighted mainly toward conditions that may generate economic weakness in the foreseeable future."
We will continue to monitor the economic releases of the coming months and maintain a weighted average maturity near that of our peers. The consensus among analysts is that an additional rate cut, most likely 25 basis points, is still to come.

July  31,  2001

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2001, the end of the reporting period. Our strategy and the Fund's portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio
statistics

weighted
average  maturity
6.30.01      43  days
12.31.00     52  days

comparative  month-end  yields

                                Calvert                IBC's
                            First Government         Government
                              Money Market          Money Market
                                 Class O              Averages
6.30.01                           3.42%                 3.45%
5.31.01                           3.69%                 3.75%
4.30.01                           4.18%                 4.27%
3.31.01                           4.58%                 4.70%
2.28.01                           4.96%                 5.02%
1.31.01                           5.46%                 5.45%
12.31.00                          5.84%                 5.79%

Class  O
average  annual
total  return

as  of  6.30.01
1  year       5.21%
5  year       4.94%
10  year      4.46%
inception     7.17%
(12.07.76)

Total returns assume reinvestment of dividends. Performance information represents the value of an investment in Class O shares. The value of an investment in Class B, C, I or T shares would be different. Past performance is no guarantee of future results. Sources: IBC's Money Fund Report, IBC Financial Data Inc. and Lipper Analytical Services, Inc.

Statement  of  Net  Assets
June  30,  2001

                                                       Principal
U.S. Government Agency Obligations - 37.4%               Amount         Value
Federal Farm Credit Bank, Discount Notes:
     5.90%,  11/30/01                                 $5,000,000      $4,875,444
     4.35%,  4/2/02                                    5,000,000       4,998,116

Federal Home Loan Bank, Discount Notes:
     5.06%,  7/6/01                                    5,000,000       4,996,486
     4.65%,  7/13/01                                   5,000,000       4,992,250
     3.84%,  8/1/01                                   10,000,000       9,966,933
     4.07%,  8/23/01                                  10,000,000       9,940,080

Federal Home Loan Mortgage Corporation, 4.15%,
  5/15/02                                              5,000,000       5,000,000

Federal Home Loan Mortgage Corporation, Discount Notes:
     4.47%,  7/12/01                                   5,000,000       4,993,171
     4.15%,  7/13/01                                   5,000,000       4,993,083
     3.81%,  8/3/01                                   10,000,000       9,965,075
     4.60%,  8/16/01                                   5,000,000       4,970,611
     5.03%,  8/17/01                                   6,394,000       6,352,011
     4.53%,  9/13/01                                   2,500,000       2,476,721
     4.23%,  10/11/01                                  5,000,000       4,940,075
     5.88%,  12/6/01                                   5,000,000       4,870,967
     4.87%,  1/3/02                                    5,000,000       4,874,192
     4.29%,  2/20/02                                   5,000,000       4,860,575

Federal National Mortgage Association, Discount Notes:
     4.53%,  9/6/01                                    5,000,000       4,957,846
     4.35%,  9/13/01                                   5,000,000       4,955,292
     4.46%,  11/8/01                                   2,500,000       2,459,736
     4.82%,  1/11/02                                   5,000,000       4,870,128
     3.84%,  4/19/02                                   5,000,000       4,844,267

Student Loan Marketing Association Discount
  Note, 4.04%, 4/15/02                                 1,000,000         967,680


       Total U.S. Government Agency Obligations
  (Cost $121,120,739)                                                121,120,739


Taxable  Variable  Rate  Demand  Notes  -  56.3%
Milpitas California MFH Revenue, 3.85%, 8/15/33,
 LOC: FNMA                                               200,000         200,000
Overseas  Private  Investment  Corp:
     3.85%, 4/1/14, BPA and GA: US Government         30,200,000      30,200,000
     3.85%, 12/15/14, BPA and GA: US Government        6,200,000       6,200,000
     3.85%, 1/15/15, BPA and GA: US Government        35,200,000      35,200,000

                                                          Principal
Taxable Variable Rate Demand Notes - Cont'd                 Amount         Value
Post Apartment Homes LP,  3.75%,  7/15/29,  CA:  FNMA   $71,565,000  $71,565,000
Rural  Electric  Coop  Grantor  Trust  Certificates,
     2.90%,  12/15/17,  TOA:  Morgan  Guaranty  Trust    38,990,000   38,990,000

      Total Taxable Variable Rate Demand Notes
       (Cost  $182,355,000)                                          182,355,000

Repurchase Agreements, For Delivery At Cost,
Collateralized By Securities Issued Or Guaranteed
By The U.S. Government - 5.8%
State Street Bank, 4.00%, dated 6/29/01 due 7/2/01
     (Repurchase proceeds $18,906,214)
     (Collateral: $19,471,969, FNMA, 6.625%, 9/15/09)    18,900,000   18,900,000

       Total Repurchase Agreements (Cost $18,900,000)                 18,900,000


         TOTAL INVESTMENTS (Cost $322,375,739) - 99.5%               322,375,739
         Other assets and liabilities, net - 0.5%                      1,736,556
         Net  Assets  -  100.0%                                     $324,112,295

Net  Assets  Consist  Of:
Paid-in capital applicable to the following shares of
  beneficial interest, unlimited number of no par value
  shares authorized
          Class  O:  216,173,419  shares outstanding                $215,893,988
          Class  B:  578,029  shares  outstanding                        577,985
          Class  C:  555,068  shares  outstanding                        554,998
          Institutional Class: 10,710,779 shares outstanding          10,708,601
          Class  T:  96,371,403  shares  outstanding                  96,360,013
Undistributed  net  investment  income                                    13,630
Accumulated  net  realized  gain  (loss)  on  investments                  3,080

               Net  Assets                                          $324,112,295

Net  Asset  Value  Per  Share
Class  O  (based  on  net  assets  of  $215,885,425)                       $1.00
Class  B  (based  on  net  assets  of  $578,169)                           $1.00
Class  C  (based  on  net  assets  of  $555,261)                           $1.00
Institutional  Class  (based  on net assets of $10,710,168)                $1.00
Class  T  (based  on  net  assets  of  $96,383,272)                        $1.00



Abbreviations:
BPA:  Bond  Purchase  Agreement
CA:  Collateral  Agreement
FNMA:  Federal  National  Mortgage  Association
GA:  Guaranty  Agreement
MFH:  Multi-Family  Housing
TOA:  Tender  Option  Agreement
VRDN:  Variable  Rate  Demand  Notes

See  notes  to  financial  statements.

Statement  of  Operations
Six  MOnths  Ended  June  30,  2001

Net  Investment  Income
Investment  Income:
     Interest  income                                                 $8,595,909

Expenses:
     Investment  advisory  fee                                           418,035
     Transfer  agency  fees  and  expenses                               260,633
     Distribution  plan  expenses:
          Class  B                                                         2,383
          Class  C                                                         3,307
          Class  T                                                       130,985
     Trustees'  fees  and  expenses                                       14,659
     Accounting  fees                                                     26,646
     Administrative  fees:
          Class  O                                                       275,248
          Class  B                                                           596
          Class  C                                                           827
          Institutional  Class                                             2,076
          Class  T                                                       130,984
     Custodian  fees                                                      25,378
     Registration  fees                                                   27,859
     Reports  to  shareholders                                            43,482
     Professional  fees                                                    7,752
     Miscellaneous                                                         9,638
          Total  expenses                                              1,380,488
          Reimbursement  from  Advisor:
               Class  B                                                  (4,555)
               Class  C                                                  (4,667)
               Institutional  Class                                      (2,793)
          Fees  paid  indirectly                                        (22,958)
                    Net  expenses                                      1,345,515

                    Net  Investment  Income                            7,250,394

Realized  Gain  (Loss)  on  Investments
Net  realized  gain  (loss)                                               36,410

               Increase  (Decrease)  in  Net  Assets
               Resulting  from  Operations                            $7,286,804

See  notes  to  financial  statements.

Statements  of  Changes  in  Net  Assets


                                         Six Months Ended            Year Ended
                                             June 30,               December 31,
Increase (Decrease) in Net Assets              2001                     2000
Operations:
     Net  investment  income               $7,250,394                $18,246,867
     Net  realized  gain  (loss)               36,410                      1,040

       Increase (Decrease) in Net Assets
        Resulting  from  Operations         7,286,804                 18,247,907

Distributions  to  shareholders  from
     Net  investment  income:
          Class  O  shares                 (4,829,871)              (12,235,537)
          Class  B  shares                     (7,151)                  (15,911)
          Class  C  shares                    (10,201)                  (28,862)
          Institutional  Class  shares       (193,872)                 (706,645)
          Class  T  shares                 (2,210,495)               (5,250,860)
               Total  distributions        (7,251,590)              (18,237,815)
Capital  share  transactions:
     Shares  sold:
          Class  O  shares                 90,659,397                269,171,024
          Class  B  shares                    523,034                    650,566
          Class  C  shares                    839,216                  1,169,558
          Institutional  Class  shares     37,282,915                 63,055,308
          Class  T  shares                 39,721,273                128,227,179
     Reinvestment  of  distributions:
          Class  O  shares                  4,766,162                 11,852,752
          Class  B  shares                      6,832                     15,155
          Class  C  shares                     10,105                     27,608
          Institutional  Class  shares        199,379                    683,388
          Class  T  shares                  2,239,310                  5,191,337
     Shares  redeemed:
          Class  O  shares               (103,031,085)             (287,345,021)
          Class  B  shares                   (345,805)                 (691,448)
          Class  C  shares                   (742,608)               (1,804,124)
          Institutional  Class  shares    (34,958,523)              (75,215,829)
          Class  T  shares                (44,296,979)             (135,479,008)
             Total capital share
              transactions                 (7,127,377)              (20,491,555)

Total Increase (Decrease) in
  Net Assets                               (7,092,163)              (20,481,463)

Net  Assets
Beginning  of  period                     331,204,458                351,685,921
End of period (including undistributed
  net investment income of $13,630 and
  $14,826, respectively)                 $324,112,295               $331,204,458

                                            Six Months Ended        Year Ended
                                                June 30,            December 31,
Capital Share Activity                            2001                  2000
Shares  sold:
          Class  O  shares                    90,659,397             269,171,024
          Class  B  shares                       523,034                 650,566
          Class  C  shares                       839,216               1,169,558
          Institutional  Class  shares        37,282,915              63,055,308
          Class  T  shares                    39,721,273             128,227,179
Reinvestment  of  distributions:
          Class  O  shares                     4,766,162              11,852,752
          Class  B  shares                         6,832                  15,155
          Class  C  shares                        10,105                  27,608
          Institutional  Class  shares           199,379                 683,388
          Class  T  shares                     2,239,310               5,191,337
Shares  redeemed:
          Class  O  shares                  (103,031,085)          (287,345,021)
          Class  B  shares                      (345,805)              (691,448)
          Class  C  shares                      (742,608)            (1,804,124)
          Institutional  Class  shares       (34,958,523)           (75,215,829)
          Class  T  shares                   (44,296,979)          (135,479,008)
            Total capital share activity      (7,127,377)           (20,491,555)

See  notes  to  financial  statements.

Notes  to  Financial  Statements

Note  A  -  Significant  Accounting  Policies
General: The Calvert First Government Money Market Fund (the "Fund"), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers five classes of shares of beneficial interest. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan. Institutional Class shares require a minimum account balance of $1,000,000. They have no front-end or deferred sales charge. Institutional Class shares are not subject to a Distribution Plan. Class T shares are sold to investors with brokerage accounts at The Advisors Group, Inc. Class T shares are sold with no front-end sales charge at the time of purchase and no back-end load when they are redeemed, and are subject to Distribution Plan expenses.
Security Valuation: Securities are valued at amortized cost which approximates market.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement  is  an  alternative  to  overnight  investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Other: In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund has determined that the adoption of the Guide has no significant effect on the Fund's financial statements.
Note  B  -  Related  Party  Transactions
Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, "Ameritas Acacia"). The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets:
 .25% on the first $500 million, .225% on the next $400 million, .20% on the next $400 million, .175% on the next $700 million and .15% on the excess of $2 billion. Under the terms of the agreement, $124,888 was payable at period end. The Advisor contractually reimbursed the Fund for expenses of $12,015 for the six months ended June 30, 2001.
The Advisors Group, Inc., ("TAG"), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offers Class T shares as a sweep account for its brokerage customers.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class B, Class C, and Class T pay an annual rate of .25% and Institutional Class pays an annual rate of .05%, based on their average daily net assets. Under the terms of the agreement, $65,784 was payable at period end.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class B, C and T shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed 1.0% annually of average daily net assets of Class B and Class C and .25% of average daily net assets of Class T. Under the terms of the agreement, $21,515 was payable at period end.
 .

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $44,845 for the six months ended June 30, 2001. Under terms of the agreement, $14,659 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note  C  -  Investment  Activity
The cost of investments owned at June 30, 2001 was substantially the same for federal income tax and financial reporting purposes. The table below presents the net capital loss carryforwards as of June 30, 2001 with expiration dates:
     Capital  Loss  Carryforwards          Expiration  Dates
     $9,320                                 12/31/01
     24,011                                 12/31/06
Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
The Fund may sell or purchase securities from other Funds managed by the Advisor, primarily as a cash management practice. All transactions are executed at independently derived prices pursuant to Rule 17a-7 under the Investment Company Act of 1940.
Note  D  -  Line  of  Credit
A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio and CVS Ameritas Index 500 Portfolio) and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal
Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2001.

Financial  Highlights

                                                 Periods Ended
                                    June 30,      December 31,      December 31,
Class  O  Shares                      2001            2000              1999
Net  asset  value,  beginning          $1.00             $1.00             $1.00
Income  from  investment  operations
     Net  investment  income            .022              .056              .043
Distributions  from
     Net  investment  income           (.022)            (.056)           (.043)
Net  asset  value,  ending             $1.00             $1.00             $1.00

Total  return                           2.19%             5.71%            4.38%
Ratios  to  average  net  assets:
     Net  investment  income            4.38%  (a)        5.55%            4.28%
     Total  expenses                     .77%  (a)         .77%             .82%
     Expenses  before  offsets           .77%  (a)         .77%             .82%
     Net  expenses                       .76%  (a)         .75%             .81%
Net assets, ending (in thousands)    215,885          $223,437          $229,754




                                                  Years Ended
                                December 31,      December 31,      December 31,
Class  O  Shares                    1998              1997              1996
Net  asset  value,  beginning          $1.00             $1.00             $1.00
Income  from  investment  operations
     Net  investment  income            .048              .049              .047
Distributions  from
     Net  investment  income           (.048)            (.049)           (.047)
Net  asset  value,  ending             $1.00             $1.00             $1.00

Total  return                           4.93%             5.00%            4.79%
Ratios  to  average  net  assets:
     Net  investment  income            4.82%             4.88%            4.69%
     Total  expenses                     .81%              .82%             .86%
     Expenses  before  offsets           .81%              .82%             .86%
     Net  expenses                       .79%              .80%             .85%
Net  assets,  ending
  (in thousands)                     $246,019          $232,025         $239,420

Financial  Highlights

                                                       Periods Ended
                                                June 30,            December 31,
Class  B  Shares                                  2001                  2000
Net  asset  value,  beginning                    $1.00                 $1.00
Income  from  investment  operations
     Net  investment  income                       .016                  .043
Distributions  from
     Net  investment  income                      (.016)                (.043)
Net  asset  value,  ending                       $1.00                  $1.00

Total  return                                     1.56%                  4.38%
Ratios  to  average  net  assets:
     Net  investment  income                      3.00%  (a)             4.33%
     Total  expenses                              3.93%  (a)             5.83%
     Expenses  before  offsets                    2.01%  (a)             2.07%
     Net  expenses                                2.00%  (a)             2.00%
Net  assets,  ending  (in  thousands)             $578                   $394





                                                       Periods Ended
                                            December 31,            December 31,
Class B Shares                                  1999                    1998^
Net  asset  value,  beginning                  $1.00                   $1.00
Income  from  investment  operations
     Net  investment  income                     .031                    .027
Distributions  from
     Net  investment  income                    (.031)                  (.027)
Net  asset  value,  ending                     $1.00                   $1.00

Total  return                                   3.11%                   2.72%
Ratios  to  average  net  assets:
     Net  investment  income                    3.18%                   3.28%(a)
     Total  expenses                            8.09%                  36.93%(a)
     Expenses  before  offsets                  2.02%                   2.02%(a)
     Net  expenses                              2.00%                   2.00%(a)
Net  assets,  ending  (in  thousands)           $420                     $74

Financial  Highlights


                                                       Periods Ended
                                                June 30,            December 31,
Class C Shares                                    2001                  2000
Net  asset  value,  beginning                    $1.00                 $1.00
Income  from  investment  operations
     Net  investment  income                       .016                  .043
Distributions  from
     Net  investment  income                      (.016)                (.043)
Net  asset  value,  ending                       $1.00                 $1.00

Total  return                                     1.57%                 4.39%
Ratios  to  average  net  assets:
     Net  investment  income                      3.09%  (a)            4.25%
     Total  expenses                              3.42%  (a)            3.60%
     Expenses  before  offsets                    2.01%  (a)            2.03%
     Net  expenses                                2.00%  (a)            2.00%
Net  assets,  ending  (in  thousands)             $555                  $449





                                                       Periods Ended
                                            December 31,            December 31,
Class C Shares                                  1999                    1998^^
Net  asset  value,  beginning                  $1.00                   $1.00
Income  from  investment  operations
     Net  investment  income                     .031                    .020
Distributions  from
     Net  investment  income                    (.031)                  (.020)
Net  asset  value,  ending                     $1.00                   $1.00

Total  return                                   3.12%                   2.06%
Ratios  to  average  net  assets:
     Net  investment  income                    3.22%                   3.35%(a)
     Total  expenses                            4.75%                   8.46%(a)
     Expenses  before  offsets                  2.02%                   2.02%(a)
     Net  expenses                              2.00%                   2.00%(a)
Net  assets,  ending  (in  thousands)          $1,056                   $339

Financial  Highlights


                                                       Periods Ended
                                                June 30,            December 31,
Institutional Class Shares                        2001                  2000
Net  asset  value,  beginning                    $1.00                 $1.00
Income  from  investment  operations
     Net  investment  income                       .023                  .060
Distributions  from
     Net  investment  income                      (.023)                (.060)
Net  asset  value,  ending                       $1.00                 $1.00

Total  return                                     2.37%                 6.11%
Ratios  to  average  net  assets:
     Net  investment  income                      4.67%  (a)            5.84%
     Total  expenses                               .51%  (a)             .46%
     Expenses  before  offsets                     .44%  (a)             .39%
     Net  expenses                                 .43%  (a)             .37%
Net  assets,  ending  (in  thousands)            $10,710               $8,204







                                                       Periods Ended
                                            December 31,            December 31,
Institutional Class Shares                      1999                    1998^^^
Net  asset  value,  beginning                  $1.00                   $1.00
Income  from  investment  operations
     Net  investment  income                     .047                    .015
Distributions  from
     Net  investment  income                    (.047)                  (.015)
Net  asset  value,  ending                     $1.00                   $1.00

Total  return                                   4.84%                   1.49%
Ratios  to  average  net  assets:
     Net  investment  income                    4.72%                   4.95%(a)
     Total  expenses                             .50%                    .43%(a)
     Expenses  before  offsets                   .38%                    .34%(a)
     Net  expenses                               .37%                    .32%(a)
Net  assets,  ending  (in  thousands)          $19,679                 $20,128

Financial  Highlights



                                                 Periods Ended
                                    June 30,      December 31,      December 31,
Class T Shares                        2001            2000              1999^^^^
Net  asset  value,  beginning        $1.00           $1.00             $1.00
Income  from  investment  operations
     Net  investment  income           .021            .05               .035
Distributions  from
     Net  investment  income          (.021)          (.05)             (.035)
Net  asset  value,  ending           $1.00           $1.00             $1.00

Total  return                         2.11%           5.54%             3.59%
Ratios  to  average  net  assets:
     Net  investment  income          4.22%  (a)      5.40%             4.29%(a)
     Total  expenses                   .94%  (a)       .93%              .95%(a)
     Expenses  before  offsets         .94%  (a)       .93%              .95%(a)
     Net  expenses                     .92%  (a)       .91%              .94%(a)
Net assets, ending (in thousands)    $96,383         $98,720           $100,778




(a)     Annualized
^     From  April  1,1998  inception.
^^     From  June  1,  1998  inception.
^^^  From  September  16,  1998  inception.
^^^^  From  March  1,  1999  inception.

Calvert
First
Government
Money
Market
FUnd






This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.




















     printed  on
     recycled  paper
     using  soy-
     based  inks

To  Open  an  Account
800-368-2748

Yields  and  Prices
Calvert  Information  Network
(24  hours,  7  days  a  week)
800-368-2745

Service  for  Existing  Account
Shareholders:  800-368-2745
Brokers:  800-368-2746

TDD  for  Hearing  Impaired
800-541-1524

Branch  Office
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814

Registered,  Certified
or  Overnight  Mail
Calvert  Group
c/o  NFDS,
330  West  9th  Street
Kansas  City,  MO  64105

Web  Site
www.calvert.com

Principal  Underwriter
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000  North
Bethesda,  Maryland  20814





Calvert  Group's
Family  of  Funds

Tax-Exempt  Money  Market  Funds
CTFR  Money  Market  Portfolio
CTFR  California  Money  Market  Portfolio

Taxable  Money  Market  Funds
First  Government  Money  Market  Fund
CSIF  Money  Market  Portfolio

Balanced  Fund
CSIF  Balanced  Portfolio

Municipal  Funds
CTFR  Limited-Term  Portfolio
CTFR  Long-Term  Portfolio
CTFR  Vermont  Municipal  Portfolio
National  Muni.  Intermediate  Portfolio
California  Muni.  Intermediate  Portfolio

Taxable  Bond  Funds
CSIF  Bond  Portfolio
Income  Fund

Equity  Funds
CSIF  Enhanced  Equity  Portfolio
CSIF  Technology  Portfolio
CSIF  Equity  Portfolio
Calvert  Large  Cap  Growth  Fund
Calvert  Social  Index  Fund
Capital  Accumulation  Fund
CWV  International  Equity  Fund
New  Vision  Small  Cap  Fund
South  Africa  Fund